LEASES - (Lessor) Future Lease Payments to be Received Under Operating Leases (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Less than one year	$ 113	$ 119
One to two years	111	111
Two to three years	110	109
Three to four years	94	109
Four to five years	70	94
More than five years	0	70
Total payments to be received	$ 498	$ 612